BIOLOGICAL ASSETS - Disclosure of detailed information about changes in carrying value of biological assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of reconciliation of changes in biological assets [line items]
Current biological assets at beginning of period	$ 15,173	$ 17,355
Unrealized gain on changes in fair value of biological assets	73,008	51,151
Production costs capitalized	40,450	40,229
Transfer to inventory upon harvest	(110,700)	(93,562)
Current biological assets at end of period	17,931	15,173
CAPITALIZED COST
Disclosure of reconciliation of changes in biological assets [line items]
Current biological assets at beginning of period	5,948	6,945
Unrealized gain on changes in fair value of biological assets	0	0
Production costs capitalized	40,450	40,229
Transfer to inventory upon harvest	(40,366)	(41,226)
Current biological assets at end of period	6,032	5,948
BIOLOGICAL ASSET FAIR VALUE ADJUSTMENT
Disclosure of reconciliation of changes in biological assets [line items]
Current biological assets at beginning of period	9,225	10,410
Unrealized gain on changes in fair value of biological assets	73,008	51,151
Production costs capitalized	0	0
Transfer to inventory upon harvest	(70,334)	(52,336)
Current biological assets at end of period	$ 11,899	$ 9,225